Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2015 Portfolio

September 30, 2020

VIPIFF2015-QTLY-1120
1.822893.115

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 21.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	89,811	$3,984,901
VIP Equity-Income Portfolio Investor Class (a)	201,447	4,190,090
VIP Growth & Income Portfolio Investor Class (a)	248,240	4,783,586
VIP Growth Portfolio Investor Class (a)	44,367	4,077,790
VIP Mid Cap Portfolio Investor Class (a)	36,635	1,162,785
VIP Value Portfolio Investor Class (a)	239,116	3,075,029
VIP Value Strategies Portfolio Investor Class (a)	142,518	1,504,990
TOTAL DOMESTIC EQUITY FUNDS
(Cost $17,029,455)		22,779,171

International Equity Funds - 22.6%
VIP Emerging Markets Portfolio Investor Class (a)	959,523	11,514,275
VIP Overseas Portfolio Investor Class (a)	543,169	12,867,678
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,382,602)		24,381,953

Bond Funds - 44.4%
Fidelity Inflation-Protected Bond Index Fund (a)	812,848	8,925,071
Fidelity Long-Term Treasury Bond Index Fund (a)	145,724	2,458,370
VIP High Income Portfolio Investor Class (a)	412,204	2,155,828
VIP Investment Grade Bond Portfolio Investor Class (a)	2,444,109	34,315,294
TOTAL BOND FUNDS
(Cost $43,087,735)		47,854,563

Short-Term Funds - 11.9%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $12,855,605)	12,855,605	12,855,605
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $91,355,397)		107,871,292
NET OTHER ASSETS (LIABILITIES) - 0.0%		8
NET ASSETS - 100%		$107,871,300

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$8,721,790	$1,808,415	$2,318,802	$18,591	$44,728	$668,940	$8,925,071
Fidelity Long-Term Treasury Bond Index Fund	2,709,637	768,674	1,503,056	38,581	206,588	276,527	2,458,370
VIP Contrafund Portfolio Investor Class	3,988,373	1,217,506	1,924,265	23,634	214,088	489,199	3,984,901
VIP Emerging Markets Portfolio Investor Class	9,478,046	4,736,981	2,488,014	845,753	(24,588)	(188,150)	11,514,275
VIP Equity-Income Portfolio Investor Class	4,214,596	1,851,457	1,396,609	193,790	(55,278)	(424,076)	4,190,090
VIP Government Money Market Portfolio Investor Class 0.01%	13,031,660	5,852,922	6,028,977	41,287	--	--	12,855,605
VIP Growth & Income Portfolio Investor Class	4,803,075	2,196,983	1,625,789	247,657	4,608	(595,291)	4,783,586
VIP Growth Portfolio Investor Class	4,076,924	1,421,178	2,016,738	359,179	395,613	200,813	4,077,790
VIP High Income Portfolio Investor Class	2,149,607	508,864	434,053	16,408	(16,551)	(52,039)	2,155,828
VIP Investment Grade Bond Portfolio Investor Class	33,634,087	7,866,325	9,293,330	150,412	(61,310)	2,169,522	34,315,294
VIP Mid Cap Portfolio Investor Class	1,169,943	446,995	455,764	1,784	(28,285)	29,896	1,162,785
VIP Overseas Portfolio Investor Class	14,709,919	4,028,699	6,050,903	64,770	(40,990)	220,953	12,867,678
VIP Value Portfolio Investor Class	3,094,949	1,625,081	1,144,584	123,551	(35,433)	(464,984)	3,075,029
VIP Value Strategies Portfolio Investor Class	1,515,462	848,295	595,433	79,773	(36,451)	(226,883)	1,504,990
	$107,298,068	$35,178,375	$37,276,317	$2,205,170	$566,739	$2,104,427	$107,871,292

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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